Derivative Liability	9 Months Ended
Sep. 30, 2015
Derivative Liability [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
8.	Derivative Liability

As previously disclosed, on June 16, 2015, the Company entered into a Securities Purchase Agreement for the issuance and sale by the Company of 1,644,500 shares of common stock and warrants to purchase up to 1,233,375 shares of common stock. The warrants which have an exercise price of $2.83 are exercisable six months following the issuance and will expire on the fifth anniversary of the initial date that the warrants become exercisable. For a period of six months following the issuance of the warrants, they contain full ratchet anti-dilution protection upon the issuance of any common stock, securities convertible into common stock or certain other issuances at a price below the then-existing exercise price of the warrants, with certain exceptions.

Following the guidance in ASC 815-40, the Company recorded the warrants issued as derivative instruments due to their full ratchet anti-dilution provision.

The warrant liability is accounted for at its fair value (Level 3, see Note 3) as follows:

In 000’s
Fair value recorded at transaction date (June 16, 2015)	$2,131
Change in fair value of warrant liability since issuance	(1,602)
Fair value of warrant liability at September 30, 2015	$529

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company uses the Binomial Model to estimate the fair value of the warrants classified as derivative instruments with the following assumptions:

	At June 16, 2015	At September 30, 2015
Risk-free interest rate	1.81%	1.37%
Expected volatility	70.3%	91.0%
Expected term	5.5 Years	5.3 Years
Dividend yield	0.00%	0.00%

In connection with the Senior Secured Notes previously discussed, the full ratchet anti-dilution protection exercise price has occurred. The new exercise price of the warrants will be $0.66. All other terms of the warrants remain the same. See Note 2 Liquidity and Management’s Plans.